UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Tactics Advisors, LLC
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-14597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      W.C. Davis Parr
Title:     Manager
Phone:     214.273.5208

Signature, Place, and Date of Signing:

 /s/ W.C. Davis Parr     Dallas, Texas/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $106,154 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103     1696    71834 SH       SOLE                    71834
ANADARKO PETE CORP             COM              032511107     5754    82300 SH       SOLE                    82300
BABCOCK & WILCOX CO NEW        COM              05615F102     5297   207960 SH       SOLE                   207960
DIGITAL GENERATION INC         COM              25400B108     5256   462890 SH       SOLE                   462890
GOOGLE INC                     CL A             38259P508     4904     6500 SH       SOLE                     6500
HARTFORD FINL SVCS GROUP INC   COM              416515104     2232   114800 SH       SOLE                   114800
HILLSHIRE BRANDS CO            COM              432589109     2911   108700 SH       SOLE                   108700
HILLTOP HOLDINGS INC           COM              432748101     5901   464300 SH       SOLE                   464300
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     4493   765500 SH       SOLE                   765500
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119      684   196000 SH       SOLE                   196000
LAMAR ADVERTISING CO           CL A             512815101     5863   158240 SH       SOLE                   158240
MAGNUM HUNTER RES CORP DEL     COM              55973B102       20   270000 SH  CALL SOLE                   270000
MAGNUM HUNTER RES CORP DEL     COM              55973B102     2278   513000 SH       SOLE                   513000
MERGE HEALTHCARE INC           COM              589499102     1647   431257 SH       SOLE                   431257
MIPS TECHNOLOGIES INC          COM              604567107     6259   846963 SH       SOLE                   846963
NACCO INDS INC                 CL A             629579103     5593    44600 SH       SOLE                    44600
NORDION INC                    COM              65563C105     1641   243100 SH       SOLE                   243100
NOVACOPPER INC                 COM              66988K102     1905   886094 SH       SOLE                   886094
OMNIAMERICAN BANCORP INC       COM              68216R107     6450   283752 SH       SOLE                   283752
PHILLIPS 66                    COM              718546104     3654    78800 SH       SOLE                    78800
PROGRESS SOFTWARE CORP         COM              743312100     5989   280000 SH       SOLE                   280000
RUBICON MINERALS CORP          COM              780911103     5239  1400692 SH       SOLE                  1400692
SPDR S&P 500 ETF TR            TR UNIT          78462F103      819   402400 SH  PUT  SOLE                   402400
TPC GROUP INC                  COM              89236Y104     2229    54611 SH       SOLE                    54611
TYCO INTERNATIONAL LTD         SHS              H89128104     3021    53700 SH       SOLE                    53700
VIEWPOINT FINL GROUP INC MD    COM              92672A101     8434   439942 SH       SOLE                   439942
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     5985   210000 SH       SOLE                   210000